Forfeiture Shares (Details)	6 Months Ended
Jun. 30, 2023 shares
Forfeiture Shares (Details) [Line Items]
Method Used For Calculating Fair Value , Monte-Carlo Simulation	Monte-Carlo simulation
PTK Sponsor [Member]
Forfeiture Shares (Details) [Line Items]
Shares issued with respect forfeiture	1,006,250